ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Discount Dental Materials, Inc., a development stage company (“Discount Dental” or “Company”), was incorporated on December 18, 2007 under the laws of Nevada. The Company is a developmental stage biomedical company and through its wholly owned subsidiary, Cerebain Biotech Corp., the Company’s business will revolve around the discovery of products for the treatment of Alzheimer’s disease utilizing Omentum. The Company’s products will include both a medical device solution as well as a synthetic drug solution.

Cerebain Biotech Corp. was incorporated on February 22, 2010, in the State of Nevada, as Cerebain Biotech Corp.

On January 17, 2012, the holders of a majority of Discount Dental’s common stock entered into a Stock Purchase Agreement with Cerebain Biotech Corp., a Nevada corporation, under which Cerebain agreed to purchase an aggregate of 3,800,000 shares of its common stock from those shareholders in exchange for $296,000. These shares represent approximately 90% of Discount Dental’s outstanding common stock (after taking into account the cancellation of 6,000,000 shares of Discount Dental’s common stock by R. Douglas Barton under the Spinoff Agreement as discussed herein). The transaction closed February 9, 2012. Concurrently with the close of the transaction, Discount Dental closed a transaction with the shareholders of Cerebain whereby it issued 4,556,800 shares of Discount Dental’s common stock in exchange for 22,784,000 shares of Cerebain’s common stock, which represented 100% of Cerebain’s outstanding common stock. In addition, concurrent with these two transactions, Discount Dental closed a transaction with its primary shareholder, Mr. R. Douglas Barton, whereby Discount Dental sold all of its assets in exchange for Mr. Barton assuming all of our then-existing liabilities, as well as the return of 6,000,000 shares of Discount Dental’s common stock.

As a result of these transactions: (i) Cerebain became Discount Dental’s wholly-owned subsidiary, (ii) all of its officers and one of its directors resigned immediately, and Discount Dental appointed one new director and retained new executive officers; and (iii) Discount Dental changed its business focus from one selling disposable dental supply products at discount prices over the Internet to one focusing on researching, developing, and testing medicinal treatments utilizing omentum under a patent Cerebain, its now wholly-owned subsidiary, licenses from Dr. Surinder Singh Saini, MD.

Discount Dental’s only operations are conducted through its wholly-owned subsidiary, Cerebain. In accordance with financial reporting for reverse merger transactions the financial reporting contained herein is only that of Cerebain and does not include Discount Dental’s financial results.